RELATED PARTY TRANSACTIONS AND BALANCES (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Related Party Transaction [Line Items]
Accrued interest receivable	$ 707
Royalty on Sales, Percentage	1.00%
Related Party Transaction, Rate	1.00%
Accounts Payable, Current	$ 784,771	$ 320,916
IMT Notes [Member]
Related Party Transaction [Line Items]
Debt Instrument Demand Deferral, Minimum Capital Proceeds Required	15,000,000
Director [Member]
Related Party Transaction [Line Items]
Accounts Payable, Current	120,000	0
Repayments of Notes Payable	33,000
Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Due from Related Parties	18,731
Accounts Payable, Related Parties	12,607	8,812
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	4,135	2,694
Chief Technology Officer [Member]
Related Party Transaction [Line Items]
Due from Related Parties		41,445
Accounts Payable, Related Parties	0	3,284
Related Party Advances Receivable, Amount Forgave	22,182
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	$ 0	$ 116
Interactive Motion Technologies, Inc. [Member] | Director [Member]
Related Party Transaction [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	5,190,376
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	360,231